Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

6. Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

As of June 30, 2011 and December 31, 2010, short-term borrowings, other financial liabilities and short-term borrowings from related parties consisted of the following:

	June 30, 2011	December 31, 2010
Borrowings under lines of credit	$111,841	$131,791
Accounts receivable facility	640,000	510,000
Other financial liabilities	9,116	28,880
Short-term borrowings and other financial liabilities	760,957	670,671
Short-term borrowings from related parties (see Note 3.c.)	161,363	9,683
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$922,320	$680,354